Schedule of average depreciation rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Generation | General equipment
IfrsStatementLineItems [Line Items]
Average rate of depreciation	6.25%	6.26%	6.33%
Generation | Machinery [member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	3.68%	3.39%	3.67%
Generation | Generators [Member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	3.42%	3.73%	3.38%
Generation | Reservoirs, dams and aqueducts
IfrsStatementLineItems [Line Items]
Average rate of depreciation	2.56%	2.68%	2.50%
Generation | Hydraulic Turbines [Member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	2.90%	2.93%	0.29%
Generation | Gas And Steam Turbines [Member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation		2.00%	2.00%
Generation | Water Cooling And Treatment [Member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	4.00%	4.00%	4.00%
Generation | Gas Conditioner [Member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	4.00%	4.00%	4.00%
Generation | Wind Power Plant Unit [Member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	4.98%	4.94%	5.49%
Generation | Buildings [member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	3.15%	3.15%
Central management | Buildings [member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	3.33%	3.35%	3.35%
Central management | Office equipment [member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	6.27%	6.25%	6.25%
Central management | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	6.30%	6.25%	6.25%
Central management | Vehicle [Member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	14.29%	14.29%	14.29%